CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2020
CONCENTRATIONS OF RISK
Schedule of concentrations of risk
	Year ended December 31, 2020			December 31, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$901,643	35%		$32,427
Customer B	504,093	19%		-

Total:	$1,405,736	54%	Total:	$32,427

	Year ended December 31, 2019			December 31, 2019
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer C	$336,080	16%		$-

Total:	$336,080	16%	Total:	$-